IFRS 7 Disclosures - Schedule of Maturity of Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	$ 4,543	$ 4,769
Capital instruments	7,120	8,732
Derivatives	10,284	7,803
Deposits from bank clients	21,488	19,684
Lease liabilities	374
Less than 1 year [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	649
Capital instruments	0
Derivatives	332	359
Deposits from bank clients	16,872
Lease liabilities	107
1 to 3 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	0
Capital instruments	0
Derivatives	145	229
Deposits from bank clients	2,632
Lease liabilities	142
3 to 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	0
Capital instruments	598
Derivatives	218	227
Deposits from bank clients	1,984
Lease liabilities	49
Over 5 years [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [line items]
Long-term debt	3,894	4,088
Capital instruments	6,522
Derivatives	9,589	$ 6,988
Deposits from bank clients	0
Lease liabilities	$ 76